Product revenues, net (Tables)	3 Months Ended
Mar. 31, 2023
Revenue From Contracts With Customers [Abstract]
Disclosure Of Detailed Information About Sales Adjustments Explanatory
The table below provides a disaggregation of revenues by type of service and customer location for the three months ended March 31, 2023 and March 31, 2022.

	Three months ended March 31,
(in KUSD)	2023	2022
Types of goods and services
Product revenue, net	18,953	16,498
License revenues	—	30,000
Royalties	39	—
Total revenue	18,992	46,498

Customer Location
U.S.	18,953	16,498
EMEA(1)	39	—
Japan	—	30,000
Total revenue	18,992	46,498

(1) Europe, the Middle East and Africa
The table below provides a rollforward of the Company’s accruals related to the GTN sales adjustments for the three months ended March 31, 2023 and March 31, 2022.

	Three months ended March 31,
(in KUSD)	2023	2022
Beginning balance	3,746	2,590
GTN sales adjustments for current period sales	5,616	3,491
GTN sales adjustments for prior period sales	(648)	(192)
Credits, payments and reclassifications to Accounts payable	(4,352)	(1,763)
Ending balance as of March 31,	4,362	4,126

Disclosure Of Detailed Information About Sales Adjustment Included In the Balance Sheets
The table below provides the classification of the accruals related to the GTN sales adjustment included in the Company’s unaudited condensed consolidated interim balance sheet as of March 31, 2023 and December 31, 2022.

(in KUSD)	As of March 31, 2023	As of December 31, 2022
Accounts receivable, net	1,688	2,151
Other current liabilities	2,674	1,595
	4,362	3,746